CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement of Cash Flows [Abstract]
Pre-tax gain from remeasurement of investment at fair value	$ 72	$ 1,475